As filed with the Securities and Exchange Commission on October 13, 2000

                                                      Registration No. 333-72753

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                ----------------

                                    FORM S-6
               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                         Post-Effective Amendment No. 4
                                ----------------

                       SECURITY LIFE SEPARATE ACCOUNT Ll
                             (Exact Name of Trust)

                   SECURITY LIFE OF DENVER INSURANCE COMPANY
                              (Name of Depositor)
                                 1290 Broadway
                          Denver, Colorado 80203-5699
              (Address of Depositor's Principal Executive Offices)



                                                Copy to:
GARY W. WAGGONER, ESQ.                          KIMBERLY J. SMITH, ESQ.
Security Life of Denver Insurance Company       Sutherland Asbill & Brennan LLP
1290 Broadway                                   1275 Pennsylvania Avenue, NW
Denver, Colorado 80203-5699                     Washington, D.C. 20004-2415
                                                (202) 383-0314
(Name and Address of Agent for Service)

                          ---------------------------

It is proposed that this filing will become effective:

    ___ on __________, 2000 pursuant to paragraph (a) of Rule 485
    ___ 60 days after filing pursuant to paragraph (a) of Rule 485
    ___ on May 1, 2000 pursuant to paragraph (b) of Rule 485
    _x_ immediately upon filing pursuant to paragraph (b) of Rule 485
    ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of securities being registered: Variable Survivorship life insurance policy.

             SECURITY LIFE SEPARATE ACCOUNT Ll (File No. 333-72753)
                              Cross-Reference Table

Form N-8B-2 Item No.        Caption in Prospectus
--------------------        --------------------

1, 2                        Cover; Security Life of Denver Insurance Company;
                            Security Life Separate Account Ll

3                           Inapplicable

4                           Security Life of Denver Insurance Company

5, 6                        Security Life Separate Account Ll

7                           Inapplicable

8                           Financial Statements

9                           Inapplicable

10(a), (b), (c), (d), (e)   Policy Summary; Policy Values, Determining
                            Values in the Variable Division;
                            Charges, Deductions and Refunds;
                            Surrender; Partial Withdrawals; Guaranteed
                            Interest Division; Transfers of Account Value;
                            Right to Exchange Policy; Lapse; Reinstatement;
                            Premiums

10(f)                       Voting Privileges; Right to Change Operations

10(g), (h)                  Right to Change Operations

10(i) Tax Considerations; Detailed Information about the Policy; General Policy
                            Provisions; Guaranteed Interest Division

11, 12                      Security Life Separate Account Ll

13 Policy Summary; Charges, Deductions and Refunds; and Group or Sponsored Arrangements, or Corporate Purchasers

Form N-8B-2 Item No.    Caption in Prospectus
--------------------    --------------------

14, 15 Policy Summary; Free Look Period; General Policy Provisions; Applying for a Policy

16 Premiums; Investment Date and Allocation of Net Premiums; How We Calculate Accumulation Unit Values

17                          Premium Payments Affect Your Coverage;
                            Surrender; Partial Withdrawals

18 Policy Summary; Tax Considerations; Detailed Information about the Policy; Security Life Separate Account Ll; Persistency Refund

19                          Reports to Owners; Notification and
                            Claims Procedures; Performance Information (Appendix
                            C)

20                          See 10(g) & 10(a)

21                          Policy Loans

22 Policy Summary; Premiums; Grace Period; Security Life Separate Account Ll; Detailed Information about the Policy

23                          Inapplicable

24                          Inapplicable

25                          Security Life of Denver Insurance Company

26                          Inapplicable

27, 28, 29, 30              Security Life of Denver Insurance Company

31, 32, 33, 34              Inapplicable

35                          Inapplicable

36                          Inapplicable

Form N-89-2 Item No.    Caption in Prospectus
--------------------    --------------------

37                          Inapplicable

38, 39, 40, 41(a)           General Policy Provisions; Distribution of
                            the Policies; Security Life of Denver Insurance
                            Company

41(b), 41(c), 42, 43        Inapplicable

44                          Determining Values in the Variable Division;
                            How We Calculate Accumulation Unit Values

45                          Inapplicable

46 Partial Withdrawals; Detailed Information about the Policy

47, 48, 49, 50              Inapplicable

51                          Detailed Information about the Policy

52                          Determining Values in the Variable Division;
                            Right to Change Operations

53(a)                       Tax Considerations

53(b), 54, 55               Inapplicable

56, 57, 58                  Inapplicable

59                          Financial Statements

                      SUPPLEMENT DATED OCTOBER 13, 2000, TO
                      THE PROSPECTUS DATED MAY 1, 2000, FOR
                      VARIABLE SURVIVORSHIP UNIVERSAL LIFE
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                                    ISSUED BY
                    SECURITY LIFE OF DENVER INSURANCE COMPANY
                                       AND
                        SECURITY LIFE SEPARATE ACCOUNT L1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS DATED MAY 1, 2000. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


NEW INVESTMENT PORTFOLIOS. Effective October 13, 2000, four new investment portfolios are available under your Policy; this supplement provides you with certain information about these new portfolios: Janus Aspen Aggressive Growth (Service Shares); Janus Aspen Growth (Service Shares); Janus Aspen International Growth (Service Shares); and Janus Aspen Worldwide Growth (Service Shares). For a more complete description of the new portfolios' investments, risks, costs and expenses, please see the accompanying prospectus for the new portfolios.

Premium allocation and transfers of account value to the new portfolios are subject to the terms of your Policy and are described in your May 1, 2000 prospectus.


                        * * * * * * * * * * * * * * * * *


The second sentence of the first paragraph in the "Fees and Expenses of the Investment Portfolios" subsection on page 6 is deleted and replaced as follows:

         "This price reflects investment management fees, any 12b-1 fees and other direct expenses deducted from the portfolio assets."


                        * * * * * * * * * * * * * * * * *




Variable Survivorship             Page 1 of 3

The following information is added to the "Investment Portfolio Annual Expenses" on pages 7 - 8:

                                                                                                     Fees and
                                                                                         Total       Expenses      Total Net
                                               Management     12b-1        Other     Portfolio     Waived or     Portfolio
                  Portfolio                      Fees          Fees      Expenses     Expenses    Reimbursed      Expenses
                  ---------                      ----          ----      --------     --------    ----------      --------
JANUS ASPEN SERIES /11/
       Janus Aspen Aggressive Growth              0.65%          0.25%       0.02%       0.92%          N/A          0.92%
       Janus Aspen Growth                         0.65%          0.25%       0.02%       0.92%          N/A          0.92%
       Janus Aspen International Growth           0.65%          0.25%       0.11%       1.01%          N/A          1.01%
       Janus Aspen Worldwide Growth               0.65%          0.25%       0.05%       0.95%          N/A          0.95%

----------------------------


/11/ Janus Aspen Series Service Shares have a distribution plan or "Rule 12b-1 plan" which is described in the Funds' prospectuses. Expenses are based on the estimated expenses that the Service Shares Class of each Portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of any expense offset arrangements.


                        * * * * * * * * * * * * * * * * *


The following sentence is added to the end of the last paragraph of the "Investment Portfolio Objectives" subsection on page 13:

         "We receive 12b-1 fees from some investment portfolios."


                        * * * * * * * * * * * * * * * * *


The following information is added to the "Investment Portfolio Objectives" on pages 14 - 17:

---------------------------------------------------------------------------------------------------------------------------
                                              INVESTMENT PORTFOLIO OBJECTIVES
---------------------------------- -------------------------------- -------------------------------------------------------
Variable Investment Option         Investment Company/ Adviser/     Investment Objective
                                   Manager/ Sub-Adviser
---------------------------------- -------------------------------- -------------------------------------------------------
Aspen Aggressive Growth            Investment Company:              Seeks long-term growth of capital by investing
Portfolio Service Shares           Janus Aspen Series               primarily in common stocks selected for their growth
                                   Investment Adviser:              potential and normally investing at least 50% of its
                                   Janus Capital                    equity assets in medium-sized companies which fall
                                                                    within the range of companies in the S&P(R) MidCap 400
                                                                    Index.
---------------------------------- -------------------------------- -------------------------------------------------------
Aspen Growth Portfolio Service     Investment Company:              Seeks long-term growth of capital in a manner
Shares                             Janus Aspen Series               consistent with preservation of capital by investing
                                   Investment Adviser:              primarily in common stocks selected for their growth
                                   Janus Capital                    potential.  Although the portfolio can invest in
                                                                    companies of any size, it generally invests in
                                                                    larger, more established companies.
---------------------------------- -------------------------------- -------------------------------------------------------


Variable Survivorship             Page 2 of 3

---------------------------------------------------------------------------------------------------------------------------
                                              INVESTMENT PORTFOLIO OBJECTIVES
---------------------------------- -------------------------------- -------------------------------------------------------
Variable Investment Option         Investment Company/ Adviser/     Investment Objective
                                   Manager/ Sub-Adviser
---------------------------------- -------------------------------- -------------------------------------------------------
Aspen International Growth         Investment Company:              Seeks long-term growth of capital by investing at
Portfolio Service Shares           Janus Aspen Series               least 65% of its total assets in securities of
                                   Investment Adviser:              issuers from at least five different countries,
                                   Janus Capital                    excluding the United States.  Although the portfolio
                                                                    intends to invest substantially all of its assets in
                                                                    issuers located outside the United States, it may at
                                                                    times invest in U.S. issuers and it may at times
                                                                    invest all of its assets in fewer than five countries
                                                                    or even a single country.
---------------------------------- -------------------------------- -------------------------------------------------------
Aspen Worldwide Growth Portfolio   Investment Company:              Seeks long-term growth of capital in a manner
Service Shares                     Janus Aspen Series               consistent with preservation of capital by investing
                                   Investment Adviser:              primarily in common stocks of companies of any size
                                   Janus Capital                    throughout the world.  The portfolio normally invests
                                                                    in issuers from at least five different countries,
                                                                    including the United States.  The portfolio may at
                                                                    times invest in fewer than five countries or even a
                                                                    single country.
---------------------------------- -------------------------------- -------------------------------------------------------



                        * * * * * * * * * * * * * * * * *


The second sentence of the fourth paragraph of the "Guaranteed Minimum Death Benefit" subsection on page 26 is hereby corrected to read as follows:

         "If there is not sufficient net account value to pay a charge, it is permanently waived."


                        * * * * * * * * * * * * * * * * *


FINANCIAL INFORMATION. Your May 1, 2000 prospectus includes financial statements for the Company for the fiscal year ended December 31, 1999. The Company generally does not prepare financial statements more often than annually and believes that any incremental benefit to prospective policy holders that may result from preparing and delivering more current financial statements, though unaudited, does not justify the additional cost that would be incurred. There have been no adverse changes in the Company's financial condition or operations since December 31, 1999.


                        * * * * * * * * * * * * * * * * *






Variable Survivorship             Page 3 of 3

The following papers and documents are incorporated herein by reference to Post-Effective Amendment No. 3 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account Ll, filed with the Securities and Exchange Commission on April 28, 2000 (File No. 333-72753): the prospectus.

                                    PART II

                          UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                     UNDERTAKING REGARDING INDEMNIFICATION

Please refer to the Articles of Incorporation listed as Exhibits 1.A(6)(a) and 1.A(6)(b-g) and the By-Laws listed as Exhibits 1.A(6)(h) and 1.A(6)(h)(i).

Security Life of Denver's (the "corporation") Certificate of Incorporation and bylaws provide that the corporation shall have every power and duty of indemnification of directors, officers, employees and agents, without limitation, provided by the laws of the state of Colorado. Under Colorado law, the corporation has the power to indemnify such persons against expenses, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with any threatened, pending or completed action, suit or proceeding, if such person acted in good faith and in a manner which that person reasonably believed to be in or not opposed to the best interest of the corporation and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. In the case of actions by or in the right of the corporation, such indemnification cannot be made where such person is adjudged liable to the corporation, except pursuant to a court order. The corporation is required to indemnify directors, officers, employees and agents against expense actually and reasonably incurred in connection with actions where such persons have been successful on the merits or otherwise in defense of such actions.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the securities and Exchange commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling preceding, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         UNDERTAKING REQUIRED BY SECTION 26(E)(2)(A) OF THE INVESTMENT
                        COMPANY ACT OF 1940, AS AMENDED

Security Life of Denver Insurance Company represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

        The facing sheet.

--------------------------------------------------------------------------------
Variable Survivorship                II - 1

        Cross-Reference table.

        The prospectus. (Incorporated by reference)
                Variable Survivorship

        The undertaking to file reports.

        The undertaking regarding indemnification,

        The undertaking required by Section 26(e)2(A) of the Investment Company Act of 1940, as amended.

        The signatures.

        Written consents of the following persons:
                James L. Livingston, Jr. (See Exhibit 6A).
                Ernst & Young LLP (See Exhibit 7A)
                Sutherland Asbill & Brennan LLP (See Exhibit 7B).

       The following exhibits:

1.
    A.
         (1) Resolution of the Executive Committee of the Board of Directors of Security Life of Denver Insurance Company ("Security Life of Denver") authorizing the establishment of the Registrant./1/
         (2)   Not Applicable.
         (3)
               (a)     Security Life of Denver Distribution Agreement./1/
                       (i) Amendment to Security Life of Denver Insurance Company Distribution Agreement./6/
                       (ii) Amendment to Security Life of Denver Insurance Company Distribution Agreement./6/
               (b) Specimen Amendment to Broker/Dealer Supervisory and Selling Agreement for Variable Contracts with Compensation Schedule./5/
                       (i)     Compensation Schedule./10/
               (c)     Commission Schedule for Policies./5/
         (4)   Not Applicable.
         (5)
               (a) Specimen Variable Survivorship Universal Life Insurance Policy (Form No.2504 (JTVUL)- 8/99)./6/
               (b)     Adjustable Term Insurance Rider (Form No. R2003-8/99)./4/
                       (i) Adjustable Term Insurance Rider (Form No. R2007-5/00)./6/
               (c) Single Life Term Insurance Rider (Insured #1) (Form No. R2004-8/99)./4/
               (d) Single Life Term Insurance Rider (Insured #2) (Form No. R2005-8/99)./4/
               (e)     Aviation Exclusion Rider (Form No. S-9622)./5/
         (6)
               (a) Security Life of Denver's Restated Articles of Incorporation./1/
               (b-g) Amendments to Articles of Incorporation through June 12, 1987./1/

--------------------------------------------------------------------------------
Variable Survivorship                II - 2

               (h)     Security Life of Denver's By-Laws./1/
                       (i) Bylaws of Security Life of Denver Insurance Company (Restated with Amendments through September 30, 1997)./2/
         (7)   Not Applicable.
         (8)
               (a)     Participation Agreements
                       (i) Participation Agreement by and among AIM Variable Insurance Funds, Inc., Life Insurance Company, on Behalf of Itself and its Separate Accounts and Name of Underwriter of Variable Contracts and Policies./3/
                       (ii) Sales Agreement by and among The Alger American Fund, Fred Alger Management, Inc., and Security Life of Denver Insurance Company./1/
                       (iii) Sales Agreement by and among Neuberger & Berman Advisers Management Trust, Neuberger & Berman Management Incorporated, and Security Life of Denver Insurance Company./1/
                       (iv) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./1/
                       (v) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./1/
                       (vi) Participation Agreement among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and Security Life of Denver Insurance Company./1/
                       (vii) Participation Agreement between Van Eck Investment Trust and the Trust's investment adviser, Van Eck Associates Corporation, and Security Life of Denver Insurance Company./1/
               (b)
                       (i) First Amendment to Fund Participation Agreement between Security Life of Denver, Van Eck Investment Trust and Van Eck Associates Corporation./3/
                       (ii) Second Amendment to Fund Participation Agreement between Security *Life of Denver, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation./3/
                       (iii) Assignment and Modification Agreement between Neuberger & Berman Advisers Management Trust, Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and Security Life of Denver Insurance Company./3/
                       (iv) First Amendment to Participation Agreement by and among The Alger American Fund, Fred Alger Management, Inc., Security Life of Denver Insurance Company./6/
                       (v) First Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./6/
                       (vi) Second Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./6/
                       (vii) First Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./6/
                       (viii) Second Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./6/
                       (ix) First Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc./6/

--------------------------------------------------------------------------------
Variable Survivorship                II - 3

                       (x) Third Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./9/
                       (xi) Third Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc./9/
                       (xii) Fourth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Company./8/
                       (xiii) Fourth Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./8/
                       (xiv) Amendment No. 2 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc./8/
                       (xv) Fourth Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc./6/
                       (xvi) Amendment No. 3 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc./6/
                       (xvii) Fifth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./6/
                       (xviii) Fifth Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./6/
                       (xix) Amendment No. 4 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc./6/
                       (xx) Sixth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./6/
                       (xxi) Sixth Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./6/
                       (xxii) Fifth Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc./6/
                       (xxiii) Seventh Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./7/
                       (xxiv) Seventh Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./11/
                       (xxv) Eighth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./11/
                       (xxvi) Addendum to Fund Participation Agreement among Security Life of Denver Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc./11/
                       (xxvii) Fund Participation Agreement between Janus Aspen Series and Security Life of Denver Insurance Company./11/
               (c)
                       (i) Service Agreement between Fred Alger Management, Inc. and Security Life of Denver Insurance Company./6/
                       (ii) Expense Allocation Agreement Between A I M Advisors, Inc., AIM Distributors, Inc. and Security Life of Denver./3/
                       (iii) Service Agreement between INVESCO Funds Group, Inc. and Security Life of Denver Insurance Company./3/
                       (iv) Service Agreement between Neuberger & Berman Management Incorporated and Security Life of Denver Insurance Company./3/
                       (v) Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and Security Life of Denver Insurance Company./3/
                       (vi)     Side Letter between Van Eck Worldwide Insurance
                                Trust and Security Life of Denver./3/
                       (vii)    Distribution and Shareholder Services Agreement
                                between Janus Distributors, Inc. and Security Life of Denver Insurance Company./11/
         (9)   Not Applicable.

--------------------------------------------------------------------------------
Variable Survivorship                II - 4

         (10) Specimen Variable Survivorship Life Insurance Application with Binding Limited Life Insurance Coverage Form (Form No. Q2006-9/97)./6/

2.  Included as Exhibit l.A(5) above.

3.
    A. Opinion and consent of Gary W. Waggoner as to securities being registered.

4.  Not Applicable.

5.  Not Applicable.

6.
    A.   Opinion and consent of James L. Livingston, Jr.

7.
    A.   Consent of Ernst & Young LLP.
    B.   Consent of Sutherland Asbill & Brennan LLP.

8.  Not Applicable.

11. Issuance, Transfer and Redemption Procedures Memorandum./10/

-------------

/1/ Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account Ll, filed with the Securities and Exchange Commission on April 27, 1998 (File No. 33-74190).

/2/ Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account Ll, filed with the Securities and Exchange Commission on October 29, 1998 (File No. 33-74190).

/3/ Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account Ll, filed with the Securities and Exchange Commission on March 2, 1998 (File No. 33-74190).

/4/ Incorporated herein by reference to the Initial Registration to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account Ll, filed with the Securities and Exchange Commission on February 22, 1999 (File No. 333-72753).

/5/ Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form. S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account Ll, filed with the Securities and Exchange Commission on March 30, 1999 (File Nc. 333-72753).

/6/ Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account Ll, filed with the Securities and Exchange Commission on February 29, 2000 (File No. 333-72753).

/7/ Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account Ll, filed with the Securities and Exchange Commission on April 28, 2000 (File No. 333-90577).

/8/ Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account Ll, filed with the Securities and Exchange Commission on October 29, 1997 (File No. 33-74190).

/9/ Incorporated herein by reference to Post-Effective Amendment No. 11 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account Ll, filed with the Securities and Exchange Commission on April 29, 1999 (File No. 33-74190).

/10/ Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account Ll, filed with the Securities and Exchange Commission on April 28, 2000 (File No. 333-72753).

/11/ Incorporated herein by reference to the Post-Effective Amendment No. 13 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on October 13, 2000 (File No. 33-74190).



--------------------------------------------------------------------------------
Variable Survivorship                II - 5

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, Security Life of Denver Insurance Company and the Registrant, Security Life Separate Account L1, certify that they meet all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under Securities Act of 1933 and have duly caused this Post- Effective Amendment No. 4 to the Registration Statement to be signed on their behalf by the undersigned, hereunto duly authorized, and their seal to be hereunto fixed and attested, all in the City and County of Denver and the State of Colorado on the 10th day of October, 2000.


                                 SECURITY LIFE OF DENVER INSURANCE COMPANY
                                 (Depositor)


                                 BY: /s/ Stephen M. Christopher
                                    ----------------------------------
                                       Stephen M. Christopher
                                       President
(Seal)

ATTEST:

/s/ Gary W. Waggoner
----------------------------------
Gary W. Waggoner




                                 SECURITY LIFE SEPARATE ACCOUNT L1
                                 (Registrant)

                                 BY:   SECURITY LIFE OF DENVER INSURANCE COMPANY
                                 (Depositor)


                                 BY: /s/ Stephen M. Christopher
                                    ----------------------------------
                                          Stephen M. Christopher
                                          President

(Seal)

ATTEST:

/s/ Gary W. Waggoner
----------------------------------
Gary W. Waggoner



--------------------------------------------------------------------------------
Variable Survivorship                II - 6

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacities with Security Life of Denver Insurance Company and on the date indicated.


PRINCIPAL EXECUTIVE OFFICERS:

/s/ Stephen M. Christopher
----------------------------------
Stephen M. Christopher
President, Chief Executive Officer and Chairman

/s/ James L. Livingston, Jr.
----------------------------------
James L. Livingston, Jr.
Executive Vice President, CFO and Chief Actuary


PRINCIPAL ACCOUNTING OFFICER:

/s/ Shari A. Enger
----------------------------------
Shari A. Enger
Vice President and Controller


DIRECTORS:

/s/ P. Randall Lowery
----------------------------------
P. Randall Lowery

/s/ Mark A. Tullis
----------------------------------
Mark A. Tullis





--------------------------------------------------------------------------------
Variable Survivorship                II - 7

EXHIBIT INDEX

Exhibit No.      Description of Exhibit
-----------      ----------------------


3.B Opinion and Consent of Gary W. Waggoner as to securities being registered.

6.A              Opinion and consent of James L. Livingston, Jr.

7.A              Consent of Ernst & Young LLP.
  B              Consent of Sutherland Asbill & Brennan LLP.
















--------------------------------------------------------------------------------
Variable Survivorship                II - 8